GOODWILL AND INTANGIBLE ASSETS, NET - Goodwill consists (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	$ 1,625	$ 1,625
Effect of foreign currency translation	116	114
Total goodwill	$ 1,741	$ 1,739